ACQUISITION OF NON-CONTROLLING INTERESTS - Additional Information (Details) - USD ($)	Jan. 01, 2021	Jun. 30, 2022	Jun. 30, 2021
ACQUISITION OF NON-CONTROLLING INTEREST
Non-controlling interests		$ 2,081,311	$ 249,828
Security Purchase Agreement [Member] | B a I j I a Cloud Technology [Member] | VIE
ACQUISITION OF NON-CONTROLLING INTEREST
Percentage of equity interest agreed to transfer	30.00%
Number shares issued for acquisition	366,170
Non-controlling interests	$ 96,735
Share consideration	$ 303,152
Security Purchase Agreement [Member] | Baijiayun Information Technology | VIE
ACQUISITION OF NON-CONTROLLING INTEREST
Percentage of equity interest agreed to transfer	49.00%
Number shares issued for acquisition	3,658,245
Non-controlling interests	$ 435,875
Share consideration	$ 3,028,661